BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2015
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET DETAILS

NOTE 5—BALANCE SHEET DETAILS

The following tables provide details of selected balance sheet items:

	December 31, 2015	December 31, 2014
	(in thousands)
Inventories:
Raw materials	$6,886	$4,127
Work in process	1,813	3,952
Finished goods(1)	8,771	12,580
Total Inventory	$17,470	$20,659

(1)	Includes finished goods at customer sites of approximately $8.3 million and $11.6 million at December 31, 2015 and 2014, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer and for which revenue has not yet been recognized.

	December 31, 2015	December 31, 2014
	(in thousands)
Prepaids and other current assets
Prepaid tax	$3,935	$4,323
Advance to suppliers	1,259	1,944
Deferred taxes—current	1,305	3,668
Other receivable(1)	1,833	4,413
Prepaid others	3,056	4,989
Total Prepaids and other current assets	$11,388	$19,337

(1)	The other receivable balance includes loans of approximately $nil and $2.0 million as of December 31, 2015 and December 31, 2014, respectively, made to ESA Cultural Investment (Hong Kong) limited (“borrower” or ESA), a movie investment company with its operations located in Beijing. The Company signed the loan agreement for a total amount of $5.6 million in the fourth quarter of 2012, and $4.0 million was drawdown in the fourth quarter of 2012 with the remaining in the first quarter of 2013. The loan bears interest at 20% per annum and originally matured on December 31, 2013, with a subsequently extended maturity date on 50% of the loan, or $2.8 million, to June 30, 2014, and the other half extended to December 31, 2014. In the fourth quarter of 2014, the Company received $0.8 million against the principal of the outstanding loan amount. The Company performed an assessment on the need for a valuation reserve due to collectability risk and $2.8 million was reserved as of December 31, 2014 as the collection term was due. In the third quarter of 2015, the Company received $6.0 million including $1.1 interest income. Accordingly, a $2.8 million reserve was reversed and recorded in Other income (expense), net. Therefore, all the principal of the outstanding loan was collected and the contract was closed.

The other receivable balance includes loans to UiTV of approximately $2.25 million and $1.08 million as of December 31, 2015 and December 31, 2014, respectively. The Company paid $1.08 million in July and August of 2014, paid $1.17 million in January and February of 2015. UiTV used this amount to purchase Set Top Boxes for the Internet television service in Thailand. Pursuant to the contract, UiTV repays in installments, starting from January of 2015 to July of 2018.The Company performed an assessment on the need for a valuation reserve due to collectability risk and $2.3 million was reserved as of December 31, 2015.

	December 31, 2015	December 31, 2014
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$4,902	$5,290
Automobiles	1,748	2,077
Software	5,151	6,505
Computer, Equipment and Furniture	42,786	45,981
Other	46	19
Total	54,633	59,872
Less: accumulated depreciation	(53,123)	(56,835)
Total Property, plant and equipment, net	$1,510	$3,037

During the years ended December 31, 2015, 2014 and 2013, the Company wrote off $2.8 million with accumulated depreciation of $2.8 million, $7.3 million with accumulated depreciation of $7.3 million, and $41.7 million with accumulated depreciation of $41.7 million of fully depreciated property, plant and equipment, respectively. In 2015, there was $0.1 million of accelerated depreciation of leasehold improvements related to the early termination of a lease of the Hangzhou facility. In 2014, there was $0.2 million of accelerated depreciation of leasehold improvements related to the early termination of a lease of the Hangzhou facility. During 2013, there was $1.7 million of accelerated depreciation related to the early termination of a lease on the Hangzhou facility and $0.3 million accelerated depreciation as a result of combining back office functions in Beijing to the Company’s facilities in Hangzhou as part of a cost reduction initiative in 2013.

	December 31, 2015	December 31, 2014
	(in thousands)
Other current liabilities:
Accrued contract costs	$798	$3,638
Accrued payroll and compensation	5,352	4,705
Warranty costs	178	217
Accrued professional fees	438	816
Accrued other taxes	2,957	2,495
Other	4,040	3,592
Total other current liabilities	$13,763	$15,463

	December 31, 2015	December 31, 2014
	(in thousands)
Other long-term liabilities
Non current income tax payable	$6,432	$14,048
Non current deferred tax liability	—	46
Non current deferred rent	—	169
Other	1,827	1,753
Total other long-term liabilities	$8,259	$16,016